Accounts Receivable and Notes Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable and Notes Receivable, Net
3.	ACCOUNTS RECEIVABLE AND NOTES RECEIVABLE, NET

Accounts receivable and notes receivable, net consisted of the following:

	December 31,
	2016	2017
Accounts receivable	$27,643	$14,739
Less: allowance for doubtful accounts	(2,184)	(5,191)

Accounts receivable and notes receivable, net	$25,459	$9,548

Accounts receivable for discontinued operations were $655 and $nil as of December 31, 2016 and 2017, respectively.

Movement of allowance for doubtful accounts was as follows:

	2015	2016	2017
Balance at beginning of the year	$599	$1,043	$2,184
Charge to expenses	474	1,417	2,853
Reversal	—	(166)	(84)
Exchange difference	(30)	(110)	238

Balance at end of the year	$1,043	$2,184	$5,191